Consolidated Statements of Income and Other Comprehensive Income - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Consolidated Statements of Income and Other Comprehensive Income
Revenues	$ 711,373	$ 707,412	$ 767,704
Costs	(433,043)	(428,380)	(558,938)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	6,049	(4,809)	147,339
Changes in the net realizable value of agricultural products after harvest	7,174	(9,431)	(16,007)
Gross profit	291,553	264,792	340,098
Net gain/ (loss) from fair value adjustment of investment properties	(348,674)	(191,996)	132,817
Gain from disposal of farmlands	52,612	55,825	44,088
General and administrative expenses	(84,851)	(103,206)	(72,463)
Selling expenses	(60,384)	(50,364)	(58,794)
Other operating results ,net	21,374	(33,118)	(6,131)
Management fees	(7,866)	(17,683)	(33,388)
Profit from operations	(136,236)	(75,750)	346,227
Share of (loss)/ profit of associates and joint ventures	32,953	5,869	(1,562)
Profit before financial results and income tax	(103,283)	(69,881)	344,665
Finance income	65,328	8,169	10,472
Finance cost	(73,493)	(88,095)	(124,744)
Other financial results	186,101	128,559	286,824
Inflation adjustment	(42,545)	41,526	3,202
Financial results, net	135,391	90,159	175,754
Profit before income tax	32,108	20,278	520,419
Income tax	61,872	270,180	(15,833)
Profit/ (loss) for the year	93,980	290,458	504,586
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment and other comprehensive loss from subsidiaries	(80,791)	31,695	(173,495)
Revaluation surplus	3,826	1,905	4,773
Total other comprehensive (loss)/ income for the year	(76,965)	33,600	(168,722)
Total comprehensive (loss)/ income for the year	17,015	324,058	335,864
Profit/ (loss) from continuing operations attributable to:
Equity holders of the parent	78,460	162,990	297,052
Non-controlling interest	15,520	127,468	207,534
Total comprehensive income/ (loss) attributable to
Equity holders of the parent	52,175	176,746	229,634
Non-controlling interest	$ (35,160)	$ 147,312	$ 106,230
Profit/ (loss) per share from continuing operations attributable to equity holders of the parent:
Basic	$ 132.44	$ 270.75	$ 487.77
Diluted	$ 111.80	$ 237.94	$ 437.48